GOODWILL AND INTANGIBLE ASSETS, NET (Q3)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
NOTE 5. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill, Net

The changes in carrying value of goodwill as of September 30, 2021 and December 31, 2020 are as follows:

	September 30, 2021	December 31, 2020
Beginning balance	$17,320,857	$50,588,000
Impairment of goodwill for the nine and the 12 months period ended, respectively	—	(33,267,143)
Ending balance	$17,320,857	$17,320,857
 The current COVID-19 pandemic in the United States and globally, and the magnitude and uncertain duration of the economic impacts, have resulted in challenges in attracting investor equity during this period of economic weakness and volatility. The disruption in the Company's Offerings had a protracted impact on capital raising, and the recessionary pressures on the economy resulted in real estate market uncertainty and an approximate 14% decrease in the estimated fair value of the Company’s real estate properties as of April 30, 2020 as compared with the estimated fair value of the Company’s real estate properties as of December 31, 2019. Given these circumstances, the Company revised its capital raise projections, its projections of new investment and other factors contributing to the Company's analysis of estimated fair value of its consolidated business operations as of September 30, 2020. Since the Company is a single reporting unit, the Company performed a quantitative analysis to compare the estimated fair value of the Company’s net tangible and intangible assets to the carrying value of its net tangible and intangible assets as of September 30, 2020. Since the estimated fair value of the Company’s net tangible and intangible assets was less than the carrying amount of its net tangible and intangible assets, the Company recorded a goodwill impairment charge of $33,267,143, which was reflected in the Company’s net loss for the nine months ended September 30, 2020.

The Company conducted its annual impairment analysis as of December 31, 2020 using qualitative factors and concluded that no additional impairment to goodwill was necessary. Management did not identify any triggering events for the nine months ended September 30, 2021 and therefore a qualitative assessment was not required.

Intangible Assets, Net

The following table sets forth the Company's intangible assets, net as of September 30, 2021 and December 31, 2020 and their related useful lives:

Intangible Assets	Useful Life	September 30, 2021	December 31, 2020
Investor list, net	5.0 years	$3,494,740	$3,494,740
Web services technology, domains and licenses	3.0 years	3,661,852	3,466,102
		7,156,592	6,960,842
Accumulated amortization		(3,230,583)	(1,833,054)
Net		$3,926,009	$5,127,788

Amortization expense for the three months ended September 30, 2021 and 2020 amounted to $471,790 and $446,921, respectively, and for the nine months ended September 30, 2021 and 2020 amounted to $1,397,529 and $1,372,910, respectively.

As discussed above, the COVID-19 pandemic caused significant disruptions in the economy and uncertainties in the investment markets. Based on the impacts on the Company's investors and the economy, the Company evaluated the fair value of intangibles to determine if they exceeded the respective carrying values and determined that a portion of the investor list would no longer be viable and, therefore, the Company recorded an impairment charge of $1,305,260, which was reflected in the Company’s net loss for the nine months ended September 30, 2020.

The estimated amortization expense for the remainder of 2021 and the succeeding fiscal years is as follows: October 2021 to December 2021, $476,456; 2022, $1,905,826; 2023, $815,228; and 2024, $728,499.